Changes in Carrying Amount of Goodwill (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Goodwill [Line Items]
Goodwill gross amount, Balance at beginning of period			¥ 10,561,857	¥ 10,342,694
Translation difference			0	219,163
Goodwill gross amount, Balance at end of period		$ 0		10,561,857
Goodwill Impairment Loss Gross				0
Goodwill, Impairment Loss	0	0	0	10,561,857	$ 1,500,000
Goodwill Impairment Loss Net				(10,561,857)
Accumulated impairment loss, Balance at beginning of period			(10,561,857)	0
Accumulated impairment loss, Balance at end of period	0	0		(10,561,857)
Goodwill net amount, Balance at beginning of period			0	10,342,694
Translation difference			¥ 0	219,163
Goodwill net amount, Balance at end of period	¥ 0	$ 0		¥ 0